Submission	Jul. 31, 2026
Submission [Line Items]
Central Index Key	0000930245
Registrant Name	Agassi Sports Entertainment Corp.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES